Realized Gains on Sales of Investments, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Realized Gains on Sales of Investments, Net [Abstract]
Gross realized gains on sales of investments		¥ 3,646,607	¥ 38,169,360
Gross realized losses on sales of investments		¥ 7,771,643	¥ 31,620,876